Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Net loss	$ (10,534,000)	$ (7,130,000)
Weighted average number of common shares outstanding, Basic and diluted	85,381,000	67,803,000
Net loss attributable to common stockholders per share, Basic and diluted	$ (0.12)	$ (0.11)